Interest in Entities - Summary of Net Assets and Liabilities of the Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,280.9	$ 1,270.8	$ 1,241.5	$ 1,241.5		$ 2,165.5
Current assets	7,071.0	7,079.6	6,823.6	6,823.6	$ 6,447.6
Non current assets	4,222.3	4,895.0	4,896.2	4,896.2	5,260.1
Current liabilities	3,028.6	2,803.2	3,227.9	3,227.8	3,147.4
Non current liabilities	4,324.6	4,993.9	4,555.5	$ 4,555.6	$ 4,741.2
REVENUE	5,071.1	5,859.4	6,203.9
Net income (loss) for the year	(171.2)	280.0	180.3
Joint operations [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	1.3	1.2	1.4
Current assets	24.5	28.8	27.7
Non current assets	8.0	7.1	5.4
Current liabilities	13.1	48.2	24.6
Non current liabilities	41.5	4.4	25.4
REVENUE	48.4	42.0	47.4
Net income (loss) for the year	$ (5.4)	$ 0.1	$ (9.3)